Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
CONCENTRATIONS

11 – CONCENTRATIONS

Sales to two customers were approximately 35% and 17% of net sales for the six months ended June, 2012.

Sales to two customers were approximately 55% and 27% of net sales for the three months ended June, 2012.

Two vendors represented approximately 47% and 7% of the outstanding Accounts Payable balance as of June 30, 2012.

Two customers represented approximately 56%, and 19% of the Accounts Receivable as of June 30, 2012.

10 – CONCENTRATIONS

Sales to two customers were approximately 32% and 12% of net sales for the year ended December 31, 2011 and 2010, respectively.

Three vendors represented more than 68% of the outstanding Accounts Payable balance at the end of 2011. Two vendors represented more than 10% of the outstanding Accounts Payable balance at the end of 2010.

Three customers represented over 60% of the Accounts Receivable at the end of 2011.  Two customers represented over 20% of the Accounts Receivable in 2010.